Accrued Expenses and Other Liabilities - Changes in Warranty Accrual (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning warranty liability	$ 4,931	$ 4,181	$ 4,181	$ 1,578
Ending warranty liability	5,001	4,389	4,931	4,181	$ 1,578
Homebuilding Segment [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning warranty liability	4,608	3,846	3,846	1,277	810
Warranty provision	271	312	1,921	2,802	562
Warranty provision assumed from joint venture at consolidation			469	0	0
Warranty payments	(201)	(101)	(563)	(233)	(95)
Adjustment to warranty accrual			(1,065)	0	0
Ending warranty liability	4,678	4,057	4,608	3,846	1,277
Fee Building Segment [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning warranty liability	323	335	335	301	264
Warranty provision	0	0	0	57	62
Warranty payments	0	(3)	(12)	(23)	(25)
Ending warranty liability	$ 323	$ 332	$ 323	$ 335	$ 301